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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oaktop Capital Management II, L.P.
                 ----------------------------------
   Address:      One Main Street, Suite 202
                 ----------------------------------
                 Chatham, New Jersey 07928
                 ----------------------------------

Form 13F File Number:
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert F. Moriarty
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   973-701-2170
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert F. Moriarty         Chatham, New Jersey   August 14, 2012
   -------------------------------    -------------------   ---------------
            [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: 303,413
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
                                                                       Amount and
Name of                                                  Market Value  Type of     Investment  Other     Voting
Issuer                      Title of Class  CUSIP        (x $1,000)    Security    Discretion  Managers  Authority
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
Altera Corp                 COM             021441 10 0        18,338     541,900  SOLE                    541,900
                                                                               SH
Ankia Therapeutics Inc      COM             035255 10 8           170      12,500  SOLE                     12,500
                                                                               SH
Celgene Corp                COM             151020 10 4       114,303   1,781,523  SOLE                  1,781,523
                                                                               SH
Ceva Inc                    COM             157210 10 5         6,618     375,836  SOLE                    375,836
                                                                               SH
Cisco Sys Inc               COM             17275R 10 2           705      41,039  SOLE                     41,039
                                                                               SH
Devon Energy Corp New       COM             25179M 10 3         2,610      45,000  SOLE                     45,000
                                                                               SH
E M C Corp Mass             COM             268648 10 2        17,899     698,350  SOLE                    698,350
                                                                               SH

                                                                       Amount and
Name of                                                  Market Value  Type of     Investment  Other     Voting
Issuer                      Title of Class  CUSIP        (x $1,000)    Security    Discretion  Managers  Authority
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
Enernoc Inc                 COM             292764 10 7           977     135,000  SOLE                    135,000
                                                                               SH
Intel Corp                  COM             458140 10 0           880      33,010  SOLE                     33,010
                                                                               SH
KLA-Tencor Corp             COM             482480 10 0        17,767     360,750  SOLE                    360,750
                                                                               SH
Lam Research Corp           COM             512807 10 8        11,115     294,504  SOLE                    294,504
                                                                               SH
Maxim Integrated Prods Inc  COM             57772K 10 1        17,368     677,375  SOLE                    677,375
                                                                               SH
Micros Sys Inc              COM             594901 10 0        47,485     927,445  SOLE                    927,445
                                                                               SH
Newstar Finl Inc            COM             65251F 10 5        29,253   2,257,204  SOLE                  2,257,204
                                                                               SH
Overstock Com Inc Del       COM             690370 10 1         1,447     209,409  SOLE                    209,409
                                                                               SH
Petmed Express Inc          COM             716382 10 6           753      61,900  SOLE                     61,900
                                                                               SH

                                                                       Amount and
Name of                                                  Market Value  Type of     Investment  Other     Voting
Issuer                      Title of Class  CUSIP        (x $1,000)    Security    Discretion  Managers  Authority
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
Progress Software Corp      COM             743312 10 0        15,726     753,526  SOLE                    753,526
                                                                               SH